Analysis of operating revenues and segmental analysis	12 Months Ended
Mar. 31, 2020
Analysis of operating revenues and segmental analysis
Analysis of operating revenues and segmental analysis

20.         Analysis of operating revenues and segmental analysis

The Group determines and presents operating segments based on the information that is provided internally to the Group CEO, who is the Company’s Chief Operating Decision Maker (CODM).  The Group currently comprises four separate airlines, Buzz, Lauda, Malta Air and Ryanair DAC.

Historically, the Group was managed as a single business unit and was reported as a single reportable segment. A new group structure was announced in February 2019 and became effective during the current financial year, comprising four separate airlines; Buzz, Lauda, Malta Air (established in June 2019) and Ryanair DAC. Accordingly, in line with the revised management and organizational structures of the businesses, the Group changed the basis of segmentation to identify each of the airlines as a separate operating segment. Following these changes in the composition of operating segments, segmental reporting has been revised as at and for the year ended March 31, 2020, and the comparative disclosures have been restated, as required under IFRS 8.

The CODM assesses the performance of the business based on the profit/(loss) after tax of each airline for the reporting period. Resource allocation decisions for all airlines are based on airline performance for the relevant period, with the objective in making these resource allocation decisions being to optimize consolidated financial results.

Ryanair DAC is a reportable segment for financial reporting purposes. Buzz, Lauda, and Malta Air do not exceed the quantitative thresholds for reporting purposes and accordingly have been presented on an aggregate basis in the table below.

There are varying levels of integration between the operating segments. Inter-segment revenue is not material and thus not subject to separate disclosure.

Reportable segment information is presented as follows:

		Other			Other
	Ryanair DAC	Airlines	Total	Ryanair DAC	Airlines	Total	Total
	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,
	2020	2020	2020	2019	2019	2019	2018 (i)
	€M	€M	€M	€M	€M	€M	€M
Segment revenue	8,122.6	372.2	8,494.8	7,525.8	171.6	7,697.4	7,151.0

Reportable segment profit/(loss) after income tax (ii)	1,097.7	(95.6)	1,002.1	1,023.7	(138.7)	885.0	1,450.2

Other segment information:
Depreciation	(693.7)	(55.0)	(748.7)	(635.4)	(5.1)	(640.5)	(561.0)
Finance expense	(475.2)	(4.9)	(480.1)	(59.1)	—	(59.1)	(60.1)
Finance income	21.4	—	21.4	3.7	—	3.7	2.0
Capital expenditure	(1,195.8)	—	(1,195.8)	(1,546.7)	—	(1,546.7)	(1,470.6)

		Other			Other
	Ryanair DAC	Airlines	Total	Ryanair DAC	Airlines	Total	Total
	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,
	2020	2020	2020	2019	2019	2019	2018 (i)
	€M	€M	€M	€M	€M	€M	€M
Reportable segment assets	14,194.5	552.7	14,747.2	13,037.6	213.1	13,250.7	12,361.8
Reportable segment liabilities	8,995.2	837.5	9,832.7	7,635.8	400.0	8,035.8	7,892.9

(i)

Ryanair Holdings plc incorporated Buzz during the year ended March 31, 2018; but did not commence operations until the year ended March 31, 2019.  Ryanair acquired Lauda during the year ended March 31, 2019 and Malta Air during the year ended March 31, 2020.   Accordingly, a single operating segment is presented for the year ended March 31, 2018 comparatives.

(ii)

Adjusted profit after income tax in the financial year ended March 31, 2020, excludes a charge of €353m, after tax, attributable to a hedge ineffectiveness charge on jet fuel derivative instruments, offset by a hedge ineffectiveness gain on foreign currency derivative instruments related to jet fuel and the timing of capital expenditure (primarily due to aircraft delivery delays), all attributable to Ryanair DAC.

Entity-wide disclosures:

Disaggregation of revenues

The following table disaggregates revenue by primary geographical market. In accordance with IFRS 8 paragraph 13, revenue by country of origin has been provided where revenue for that country is in excess of 10% of total revenue. Ireland is presented as it represents the country of domicile. “Other European countries” includes all other countries in which the Group has operations.

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
United Kingdom	1,782.3	1,715.3	1,644.7
Italy	1,522.1	1,440.8	1,358.7
Spain	1,107.1	1,005.6	929.6
Germany	823.3	773.2	643.6
Ireland	594.5	529.8	500.6
Other European countries	2,665.5	2,232.7	2,073.8
Total revenue	8,494.8	7,697.4	7,151.0

Ancillary revenues comprise of revenues from non-flight scheduled operations, in-flight sales and Internet-related services. Non-flight scheduled revenue arises from the sale of priority boarding, allocated seats, room reservations, car hire, travel insurance and other sources, including excess baggage charges and administration fees, all directly attributable to the low-fares business.

The vast majority of ancillary revenue is recognized at a point in time, which is typically the flight date.  The economic factors that would impact the nature, amount, timing and uncertainty of revenue and cashflows associated with the provision of passenger travel related ancillary services are homogeneous across the various component categories within ancillary revenue. Accordingly, there is no further disaggregation of ancillary revenue required in accordance with IFRS 15, paragraph 114.

All of the Company’s operating profit arises from low fares airline-related activities. The major revenue earning assets of the Company are its aircraft. As the majority of the Groups’ aircraft were registered in Ireland at March 31, 2020 profits accrue principally in Ireland. Since the Company’s aircraft fleet is flexibly employed across its route network in Europe, there is no suitable basis of allocating such assets and related liabilities to geographical segments.